ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31,	December 31,
	2025	2024
Accounts receivable	27,389,306	21,545,104
Allowance for doubtful accounts	(2,240,227)	(8,159,597)
Total accounts receivable, net	$25,149,079	$13,385,507

The Company reduced its credit loss allowance by $10,911,961, consisting of write-offs of $7,455,097 and a $3,456,864 derecognition resulting from the sale of subsidiaries, and recorded credit losses of $4,992,591 for the year ended December 31, 2025, and the Company reversed credit losses of nil and recorded credit losses of $744,518 for the year ended December 31, 2024, and reversed credit losses of $21,946,806 and recorded credit losses of $1,892,597 for the year ended December 31, 2023, respectively.